-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kirk P. Wickman
Title:            General Counsel
Phone:            212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman                 New York, New York         August 14, 2009
-----------------------            ---------------------      ------------------
    [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                        ------------------

Form 13F Information Table Entry Total:                                116
                                                        ------------------

Form 13F Information Table Value Total:                           $993,519
                                                        ------------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -----             -------------------------          ------------------

         None.

                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter ended June 30, 2009


                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                   FAIR MARKET
                                                      VALUE      SHARES OR
                           TITLE OF        CUSIP       (IN        PRINCIPAL SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER   THOUSANDS)      AMOUNT  PRN CALL  SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
ACADIA RLTY TR               BEN INT      004239109    $392          30,000 SH        SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I                   CL A         004329108    $453         452,632 SH        SOLE                       452,632
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
AKAMAI TECHNOLOGIES INC      1.000%12/1   00971TAE1    $6,614     5,000,000 PRN       SOLE                     5,000,000
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE ONE INTL INC        COM          018772103    $980         257,900 SH        SOLE                       257,900
------------------------------------------------------------------------------------------------------------------------------------
AMB PROPERTY CORP            COM          00163T109    $564          30,000 SH        SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
AMGEN INC                    0.375% 2/0   031162AQ3    $9,011    10,000,000 PRN       SOLE                    10,000,000
------------------------------------------------------------------------------------------------------------------------------------
APOGENT TECHNOLOGIES INC     DBCV 12/1    03760AAK7    $23,533   17,000,000 PRN       SOLE                    17,000,000
------------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA             NOTE
LUXEMBOURG                   5.000% 5/1   03938LAK0    $7,567     6,000,000 PRN       SOLE                     6,000,000
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS
CORP                         COM          049162100    $8,211       850,000 SH        SOLE                       850,000
------------------------------------------------------------------------------------------------------------------------------------
AVALONBAY CMNTYS INC         COM          053484101    $559          10,000 SH  CALL  SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
AVALONBAY CMNTYS INC         COM          053484101    $559          10,000 SH  PUT   SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
                             DBCV
BLACKROCK INC                2.625% 2/1   09247XAB7    $34,088   19,302,000 PRN       SOLE                    19,302,000
------------------------------------------------------------------------------------------------------------------------------------
BOISE INC                    COM          09746Y105    $1,892     1,100,000 SH        SOLE                     1,100,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
BORGWARNER INC               3.500% 4/1   099724AF3    $11,139    8,750,000 PRN       SOLE                     8,750,000
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC        COM          101121101    $954          20,000 SH  PUT   SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC        COM          101121101    $477          10,000 SH  CALL  SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                   FAIR MARKET
                                                      VALUE      SHARES OR
                           TITLE OF        CUSIP       (IN        PRINCIPAL SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER   THOUSANDS)      AMOUNT  PRN CALL  SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BRE PROPERTIES INC           CL A         05564E106    $475          20,000 SH        SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
BRE PROPERTIES INC           CL A         05564E106    $1,426        60,000 SH  PUT   SOLE                        60,000
------------------------------------------------------------------------------------------------------------------------------------
                             DEPOSITRY
CEDAR FAIR L P               UNIT         150185106    $219          20,000 SH  PUT   SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
                             PFD
CELANESE CORP DEL            4.25% CONV   150870202    $2,036        65,000 SH        SOLE                        65,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
CHESAPEAKE ENERGY CORP       2.500% 5/1   165167BZ9    $6,374     9,000,000 PRN       SOLE                     9,000,000
------------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP NOTE         NOTE
2.875%12/0                   2.875%12/0   125896AW0    $7,147     7,000,000 PRN       SOLE                     7,000,000
------------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC          COM          19238U107    $429         100,000 SH        SOLE                       100,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM
COLONIAL PPTYS TR            SH BEN INT   195872106    $370          50,000 SH  PUT   SOLE                        50,000
------------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                COM          203372107    $1,576        60,000 SH        SOLE                        60,000
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OFFICE PPTYS TR    SH BEN INT   22002T108    $440          15,000 SH  CALL  SOLE                        15,000
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS     PFD CONV
INC                          EX 6%        23254L207    $249         196,000 SH        SOLE                       196,000
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED       NOTE
RLTY                         3.500% 8/1   251591AQ6    $22,632   29,584,000 PRN       SOLE                    29,584,000
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED       NOTE
RLTY                         3.000% 3/1   251591AS2    $58,366   83,380,000 PRN       SOLE                    83,380,000
------------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP             COM NEW      264411505    $570          65,000 SH        SOLE                        65,000
------------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP             COM NEW      264411505    $263          30,000 SH  CALL  SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES    NOTE
IN                           3.000% 6/1   292659AA7    $8,989    14,500,000 PRN       SOLE                    14,500,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
ENTERTAINMENT PPTYS TR       BEN INT      29380T105    $206          10,000 SH  CALL  SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
ENTERTAINMENT PPTYS TR       BEN INT      29380T105    $412          20,000 SH        SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC NOTE             4.750% 6/1   29444UAH9    $10,575   10,000,000 PRN       SOLE                    10,000,000
------------------------------------------------------------------------------------------------------------------------------------
EQUITY LIFESTYLE PPTYS
INC                          COM          29472R108    $409          11,000 SH        SOLE                        11,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                   FAIR MARKET
                                                      VALUE      SHARES OR
                           TITLE OF        CUSIP       (IN        PRINCIPAL SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER   THOUSANDS)      AMOUNT  PRN CALL  SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ESSEX PPTY TR INC            COM          297178105    $622          10,000 SH  PUT   SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
ESSEX PPTY TR INC            COM          297178105    $622          10,000 SH  CALL  SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST POTOMAC RLTY TR        COM          33610F109    $410          42,000 SH  PUT   SOLE                        42,000
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STREET PPTYS
CORP                         COM          35471R106    $398          30,000 SH  CALL  SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER &
GO                           PFD CONV     35671D782    $24,505      310,000 SH        SOLE                       310,000
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD              COM          367299104    $1,036     2,590,827 SH        SOLE                     2,590,827
------------------------------------------------------------------------------------------------------------------------------------
                             SDCV
GENESCO INC                  4.125% 6/1   371532AN2    $2,598     2,500,000 PRN       SOLE                     2,500,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
GILEAD SCIENCES INC          0.625% 5/0   375558AH6    $10,892    8,500,000 PRN       SOLE                     8,500,000
------------------------------------------------------------------------------------------------------------------------------------
                             SDCV
GREATBATCH INC               2.250% 6/1   39153LAB2    $11,725   14,095,000 PRN       SOLE                    14,095,000
------------------------------------------------------------------------------------------------------------------------------------
GSI GROUP INC CDA            COM          36229U102    $273         278,976 SH        SOLE                       278,976
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT INC         COM          42217K106    $512          15,000 SH  CALL  SOLE                        15,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE RLTY TR           COM          421946104    $539          32,000 SH        SOLE                        32,000
------------------------------------------------------------------------------------------------------------------------------------
HIGHWOODS PPTYS INC          COM          431284108    $671          30,000 SH  PUT   SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
HOSPITALITY PPTYS TR         BEN INT      44106M102    $357          30,000 SH  CALL  SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
HOST HOTELS & RESORTS INC    COM          44107P104    $336          40,000 SH  CALL  SOLE                        40,000
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND GLOBAL        NOTE
HLDG C                       4.500% 4/1   45687AAD4    $15,609   11,650,000 PRN       SOLE                    11,650,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
MACHS                        COM          459200101    $10,442      100,000 SH        SOLE                       100,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   RUSSELL 2000 464287655    $102,160   2,000,000 SH        SOLE                     2,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             DBCV
JETBLUE AIRWAYS CORP         6.750%10/1   477143AF8    $5,674     5,438,000 PRN       SOLE                     5,438,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                   FAIR MARKET
                                                      VALUE      SHARES OR
                           TITLE OF        CUSIP       (IN        PRINCIPAL SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER   THOUSANDS)      AMOUNT  PRN CALL  SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                             UNIT
JOHNSON CTLS INC             99/99/9999   478366602    $25,459      235,000 SH        SOLE                       235,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
JOHNSON CTLS INC             6.500% 9/3   478366AS6    $43,338   21,500,000 PRN       SOLE                    21,500,000
------------------------------------------------------------------------------------------------------------------------------------
KILROY RLTY CORP             COM          49427F108    $616          30,000 SH  PUT   SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
KIMCO REALTY CORP            COM          49446R109    $201          20,000 SH  CALL  SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
LASALLE HOTEL PPTYS          BEN INT      517942108    $494          40,000 SH        SOLE                        40,000
------------------------------------------------------------------------------------------------------------------------------------
                             UNIT
LEGG MASON INC               99/99/9999   524901303    $22,491      894,289 SH        SOLE                       894,289
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY PPTY TR              SH BEN INT   531172104    $576          25,000 SH        SOLE                        25,000
------------------------------------------------------------------------------------------------------------------------------------
MACERICH CO                  COM          554382101    $452          25,668 SH        SOLE                        25,668
------------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP          COM          554489104    $570          25,000 SH        SOLE                        25,000
------------------------------------------------------------------------------------------------------------------------------------
                             PFD
MCMORAN EXPLORATION CO       MAND CNV     582411500    $17,164      333,100 SH        SOLE                       333,100
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MCMORAN EXPLORATION CO       5.250%10/0   582411AE4    $8,523    10,000,000 PRN       SOLE                    10,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MICRON TECHNOLOGY INC        1.875% 6/0   595112AH6    $531         906,000 PRN       SOLE                       906,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MICRON TECHNOLOGY INC        4.250%10/1   595112AJ2    $24,551   21,000,000 PRN       SOLE                    21,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MILLIPORE CORP               3.750% 6/0   601073AD1    $3,963     4,000,000 PRN       SOLE                     4,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MOLINA HEALTHCARE INC        3.750%10/0   60855RAA8    $6,447     8,000,000 PRN       SOLE                     8,000,000
------------------------------------------------------------------------------------------------------------------------------------
MORGANS HOTEL GROUP CO       COM          61748W108    $383         100,000 SH  PUT   SOLE                       100,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
NEWMONT MINING CORP          1.250% 7/1   651639AJ5    $3,177     3,000,000 PRN       SOLE                     3,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
NEWMONT MINING CORP          3.000% 2/1   651639AK2    $844         750,000 PRN       SOLE                       750,000
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP          COM          651639106    $613          15,000 SH        SOLE                        15,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
NII HLDGS INC                3.125% 6/1   62913FAJ1    $4,620     6,000,000 PRN       SOLE                     6,000,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                   FAIR MARKET
                                                      VALUE      SHARES OR
                           TITLE OF        CUSIP       (IN        PRINCIPAL SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER   THOUSANDS)      AMOUNT  PRN CALL  SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
OLD REP INTL CORP            8.000% 5/1   680223AF1    $6,119     6,000,000 PRN       SOLE                     6,000,000
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA RL ESTATE
INVT                         SH BEN INT   709102107    $200          40,000 SH  CALL  SOLE                        40,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM          717081103    $2,955       197,000 SH  PUT   SOLE                       197,000
------------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC               COM          737464107    $538          40,000 SH        SOLE                        40,000
------------------------------------------------------------------------------------------------------------------------------------
                             PSHS
PROSHARES TR                 REAL ESTAT   74347R552    $54,022    2,745,000 SH        SOLE                     2,745,000
------------------------------------------------------------------------------------------------------------------------------------
                             PSHS
PROSHARES TR                 ULSHRUS2000  74347R834    $10,630      250,000 SH        SOLE                       250,000
------------------------------------------------------------------------------------------------------------------------------------
                             PSHS
PROSHARES TR                 ULSHT SP500  74347R883    $8,300       150,000 SH        SOLE                       150,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
PROTEIN DESIGN LABS INC      2.750% 8/1   74369LAD5    $5,566     5,500,000 PRN       SOLE                     5,500,000
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES        DBCV
INC                          1.875%11/0   74837RAB0    $6,800     7,500,000 PRN       SOLE                     7,500,000
------------------------------------------------------------------------------------------------------------------------------------
REGENCY CTRS CORP            COM          758849103    $454          13,000 SH        SOLE                        13,000
------------------------------------------------------------------------------------------------------------------------------------
REGENCY CTRS CORP            COM          758849103    $1,047        30,000 SH  PUT   SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
REGENCY CTRS CORP            COM          758849103    $524          15,000 SH  CALL  SOLE                        15,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
SCHEIN HENRY INC             3.000% 8/1   806407AB8    $3,365     3,000,000 PRN       SOLE                     3,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             PFD
SCHERING PLOUGH CORP         CONV MAN07   806605705    $31,081      138,000 SH        SOLE                       138,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP         COM          806605101    $39,107    1,556,800 SH        SOLE                     1,556,800
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP         COM          806605101    $1,256        50,000 SH  CALL  SOLE                        50,000
------------------------------------------------------------------------------------------------------------------------------------
                             DBCV
SEACOR HOLDINGS INC          2.875%12/1   811904AJ0    $12,979   12,000,000 PRN       SOLE                    12,000,000
------------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW     COM          828806109    $514          10,000 SH  PUT   SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST           NOTE
GROUP INC                    4.875% 7/1   829226AU3    $8,715    12,450,000 PRN       SOLE                    12,450,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                   FAIR MARKET
                                                      VALUE      SHARES OR
                           TITLE OF        CUSIP       (IN        PRINCIPAL SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER   THOUSANDS)      AMOUNT  PRN CALL  SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST GROUP     NOTE
INC                          3.000% 5/1   829226AW9    $30,820   36,910,000 PRN       SOLE                    36,910,000
------------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP           COM          78440X101    $229          10,000 SH  PUT   SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                      UNIT SER 1   78462F103    $21,057      229,000 SH  PUT   SOLE                       229,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
STEEL DYNAMICS INC           5.125% 6/1   858119AP5    $11,003   10,000,000 PRN       SOLE                    10,000,000
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC         COM NEW      866810203    $21,214    2,300,900 SH        SOLE                     2,300,900
------------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC
NEW                          COM          867892101    $375          70,000 SH        SOLE                        70,000
------------------------------------------------------------------------------------------------------------------------------------
TANGER FACTORY OUTLET
CTRS I                       COM          875465106    $811          25,000 SH  PUT   SOLE                        25,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM
THERMADYNE HLDGS CORP NEW    PAR $0.01    883435307    $15,783    4,496,555 SH        SOLE                     4,496,555
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
UNITED STATES STL CORP NEW   4.000% 5/1   912909AE8    $29,489   22,500,000 PRN       SOLE                    22,500,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
US AIRWAYS GROUP INC         7.250% 5/1   911905AC1    $4,216     6,000,000 PRN       SOLE                     6,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
USEC INC                     3.000%10/0   90333EAC2    $8,539    13,500,000 PRN       SOLE                    13,500,000
------------------------------------------------------------------------------------------------------------------------------------
VAIL RESORTS INC             COM          91879Q109    $2,146        80,000 SH  PUT   SOLE                        80,000
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR              SH BEN INT   929042109    $450          10,000 SH  CALL  SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR              SH BEN INT   929042109    $450          10,000 SH  PUT   SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
WEINGARTEN RLTY INVS         SH BEN INT   948741103    $363          25,000 SH  CALL  SOLE                        25,000
------------------------------------------------------------------------------------------------------------------------------------
WEST PHARMACEUTICAL SVSC     SDCV
INC                          4.000% 3/1   955306AA3    $3,958     5,700,000 PRN       SOLE                     5,700,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
WESTERN REFNG INC            5.750% 6/1   959319AC8    $6,333     7,000,000 PRN       SOLE                     7,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
WRIGHT MED GROUP INC         2.625%12/0   98235TAA5    $3,395     4,500,000 PRN       SOLE                     4,500,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                   FAIR MARKET
                                                      VALUE      SHARES OR
                           TITLE OF        CUSIP       (IN        PRINCIPAL SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER   THOUSANDS)      AMOUNT  PRN CALL  SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
WYETH                        COM          983024100    $36,312      800,000 SH        SOLE                       800,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                        COM          983024100    $17,248      380,000 SH  CALL  SOLE                       380,000
------------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP       COM          98310W108    $364          30,000 SH  PUT   SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP       COM          98310W108    $242          20,000 SH  CALL  SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                                $993,519
(in thousands)
